TRADE AND OTHER PAYABLE - Schedule of trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Payables [Abstract]
Accounts payable	$ 16,022	$ 8,753
Taxes and social security	6,234	2,099
Accruals for employees	16,019	12,139
Accruals for rebates and discounts	11,643	10,490
Accrual for production	6,976	8,175
Other accruals	15,634	12,809
Balance of trade and other payables at end of period	$ 72,528	$ 54,465